1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

March 15, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Equity Trust
Post-Effective Amendment No. 163 to Registration Statement on Form N-1A
Securities Act File No. 33-43446
Investment Company Act File No. 811-06444

Ladies and Gentlemen:

On behalf of Legg Mason Partners Equity Trust (the “Trust”), and pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”), Post-Effective Amendment No. 163 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 163 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Amendment”). The Amendment is being filed on behalf of Legg Mason Target Retirement 2015, Legg Mason Target Retirement 2020, Legg Mason Target Retirement 2025, Legg Mason Target Retirement 2030, Legg Mason Target Retirement 2035, Legg Mason Target Retirement 2040, Legg Mason Target Retirement 2045, Legg Mason Target Retirement 2050 and Legg Mason Target Retirement Fund, each a series of the Trust (the “Funds”).

The Amendment is being filed to bring the Funds’ prospectuses into compliance with the requirements of amended Form N-1A. The Amendment also commences the annual updating of the Funds’ prospectuses and Statements of Additional Information (the “SAIs”).

The principal changes made in the Amendment to the Funds’ current prospectuses and SAIs are to revise the prospectus summaries pursuant to amended Form N-1A. The format and, where relevant, the disclosure in the prospectus summary sections are substantially similar to the prospectus summary in a recent post-effective amendment filed by the Trust (Post-Effective Amendment No. 159, filed on February 16, 2010). Accordingly, on behalf of the Trust, we hereby request selective review of the Amendment.

It is proposed that the Amendment will become effective on May 28, 2010 pursuant to Rule 485(a)(1) under the 1933 Act. Prior or on that date, the Trust will file a subsequent post-effective amendment pursuant to Rule 485(b) that will incorporate by reference each Fund’s audited financial statements for the fiscal year ended January 31, 2010, file the consent of each Fund’s independent registered public accounting firm and contain updated performance information.

Any questions or comments on the Amendment should be directed to the undersigned at 202-303-1288.

Very truly yours,

NEW YORK     WASHINGTON     PARIS     LONDON     MILAN     ROME     FRANKFURT     BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

March 15, 2010

/s/ Y. Rachel Kuo
Y. Rachel Kuo

Enclosures

cc:	George P. Hoyt, Legg Mason & Co., LLC
Barbara J. Allen, Legg Mason & Co., LLC
Dianne E. O’Donnell, Willkie Farr & Gallagher LLP